Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
CIK	dei_EntityCentralIndexKey	0001051562
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 27, 2021
Effective Date	dei_DocumentEffectiveDate	May 27, 2021
Prospectus Date	rr_ProspectusDate	May 27, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM QMA Large-Cap Core Equity PLUS Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQMAX
PGIM QMA Large-Cap Core Equity PLUS Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQMCX
PGIM QMA Large-Cap Core Equity PLUS Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQMZX
PGIM QMA Large-Cap Core Equity PLUS Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQMQX
PGIM QMA Long-Short Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHAX
PGIM QMA Long-Short Equity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHCX
PGIM QMA Long-Short Equity Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHZX
PGIM QMA Long-Short Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHZX
PGIM Short Duration Muni Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSAX
PGIM Short Duration Muni Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSCX
PGIM Short Duration Muni Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSZX
PGIM Short Duration Muni Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDSQX
PGIM US Real Estate Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJEAX
PGIM US Real Estate Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJECX
PGIM US Real Estate Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJEZX
PGIM US Real Estate Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJEQX